Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions
Related Party Balances and Transactions

27.  Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Group
Beijing Welion New Energy Technology Co., Ltd.	An investee of the Group
Kunshan Siwopu Intelligent Equipment Co., Ltd.	An investee of the Group
Nanjing Weibang Transmission Technology Co., Ltd.	An investee of the Group
Wuhan Weineng Battery Assets Co., Ltd.	An investee of the Group
Xunjie Energy (Wuhan) Co., Ltd.	An investee of the Group
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	An investee of the Group
Beijing Bit Ep Information Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Weixu Business Consulting Co., Ltd.	Significantly influenced by Principal Shareholder
Beijing Yiche Interactive Advertising Co., Ltd.	Controlled by Principal Shareholder
Hefei Chuangwei Information Consultation Co., Ltd.	Controlled by Principal Shareholder
Huang River Investment Limited	Controlled by Principal Shareholder
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	Controlled by Principal Shareholder
Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.	Significantly influenced by Principal Shareholder
Shanghai Weishang Business Consulting Co., Ltd.	Significantly influenced by Principal Shareholder
Tianjin Boyou Information Technology Co., Ltd.	Controlled by Principal Shareholder
Wistron Info Comm (Kunshan) Co., Ltd.	Non-controlling shareholder of subsidiary
Xtronics Innovation Ltd.	Non-controlling shareholder of subsidiary

In February 2022, the Group disposed its equity interests in Suzhou Zenlead XPT New Energy Technologies Co., Ltd.. Since then, Suzhou Zenlead was no longer the Group’s related party.

(a) The Group entered into the following significant related party transactions:

(i) Provision of service

For the years ended December 31, 2021, 2022 and 2023, service income was primarily generated from property management，administrative support, research and development services and BaaS battery buy-out services the Group provided to its related parties.

	For the Year Ended December 31,
	2021	2022	2023
Wuhan Weineng Battery Assets Co., Ltd.	56,095	120,967	166,027
Nanjing Weibang Transmission Technology Co., Ltd.	1,586	1,683	1,153
Beijing Weixu Business Consulting Co., Ltd.	220	37	—
Total	57,901	122,687	167,180

(ii) Acceptance of advertising and IT support services

	For the Year Ended December 31,
	2021	2022	2023
Tianjin Boyou Information Technology Co., Ltd.	217	8,984	7,823
Beijing Bit Ep Information Technology Co., Ltd.	4,533	—	—
Beijing Yiche Interactive Advertising Co., Ltd.	472	—	—
Total	5,222	8,984	7,823

(iii) Cost of manufacturing consignment

	For the Year Ended December 31,
	2021	2022	2023
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	89,286	—	—

As of December 31, 2023, the outstanding warranty obligations have been fully repaid by the Group.

(iv) Purchase of raw material or property, plant and equipment

	For the Year Ended December 31,
	2021	2022	2023
Kunshan Siwopu Intelligent Equipment Co., Ltd.	876,510	728,096	1,062,521
Xunjie Energy (Wuhan) Co., Ltd.	67,350	90,132	111,875
Nanjing Weibang Transmission Technology Co., Ltd.	213,867	248,604	73,071
Total	1,157,727	1,066,832	1,247,467

(v) Sales of goods

	For the Year Ended December 31,
	2021	2022	2023
Wuhan Weineng Battery Assets Co., Ltd.	4,138,187	3,103,871	1,457,500
Shanghai Weishang Business Consulting Co., Ltd.	157	229	199
Hefei Chuangwei Information Consultation Co., Ltd.	—	1,798	194
Beijing Yiche Interactive Advertising Co., Ltd.	485	—	—
Kunshan Siwopu Intelligent Equipment Co., Ltd.	370	—	—
Total	4,139,199	3,105,898	1,457,893

(vi) Acceptance of R&D and maintenance service

	For the Year Ended December 31,
	2021	2022	2023
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	—	107,144	184,279
Beijing Welion New Energy Technology Co., Ltd.	—	—	34,016
Wuhan Weineng Battery Assets Co., Ltd.	—	8,508	23,878
Kunshan Siwopu Intelligent Equipment Co., Ltd.	7,265	13,956	—
Xunjie Energy (Wuhan) Co., Ltd.	929	3,735	—
Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.	—	3,015	—
Total	8,194	136,358	242,173

(vii) Sale of raw material or property, plant and equipment

	For the Year Ended December 31,
	2021	2022	2023
Wuhan Weineng Battery Assets Co., Ltd.	—	1,012	5,597

(viii) Convertible notes issued to related parties and interest accrual

	For the Year Ended December 31,
	2021	2022	2023
Huang River Investment Limited	15,316	13,712	11,234

(ix) Purchase of equity investee

	Year Ended December 31,
	2021	2022	2023
Weilan (Note 9)	50,000	—	—

(b) The Group had the following significant related party balances:

(i) Amounts due from related parties

	As of December 31,
	2022	2023
Wuhan Weineng Battery Assets Co., Ltd.	1,376,584	1,714,659
Kunshan Siwopu Intelligent Equipment Co., Ltd.	8,647	13,050
Hefei Chuangwei Information Consultation Co., Ltd.	2,032	2,249
Nanjing Weibang Transmission Technology Co., Ltd.	283	1,440
Shanghai Weishang Business Consulting Co., Ltd.	148	—
Total	1,387,694	1,731,398

(ii) Amounts due to related parties

	As of December 31,
	2022	2023
Kunshan Siwopu Intelligent Equipment Co., Ltd.	262,712	358,083
Xunjie Energy (Wuhan) Co., Ltd.	14,517	75,157
Wuhan Weineng Battery Assets Co., Ltd.	58,497	60,187
Beijing WeLion New Energy Technology Co., Ltd.	—	25,843
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	23,279	19,869
Nanjing Weibang Transmission Technology Co., Ltd.	22,293	16,099
Tianjin Boyou Information Technology Co., Ltd.	48	6,200
Shanghai Weishang Business Consulting Co., Ltd.	—	186
Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.	3,015	—
Wistron Info Comm (Kunshan) Co., Ltd.	167	—
Xtronics Innovation Ltd.	83	—
Total	384,611	561,624

(iii) Short-term borrowing and interest payable

	As of December 31,
	2022	2023
Huang River Investment Limited	3,918	216,465

(iv) Long-term borrowing

	As of December 31,
	2022	2023
Huang River Investment Limited	208,938	—